BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
BORROWINGS

9. BORROWINGS

The Company's bank borrowings consist of the following:

	At December 31,
	2013	2014
Short-term	$629,177,762	$624,871,434
Long-term, current portion	43,918,386	29,803,934
Subtotal	673,096,148	654,675,368
Long-term	69,489,079	43,451,827
	$742,585,227	$698,127,195

As of December 31, 2013 and 2014, the maximum bank credit facilities granted to the Company were $941,702,099 and $ 842,670,304, respectively, of which, $824,570,450 and $ 735,786,108 were drawn down, and $117,131,649 and $ 106,884,196 were available as of December 31, 2013 and 2014, respectively. The available lines of credit as of December 31, 2014 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2013, short-term borrowings of $426,421,284 and long-term borrowings of $56,311,879 were secured by property, plant and equipment with carrying amounts of $904,042,449, prepaid land use right of $33,318,726 and accounts receivable of $6,959,329. As of December 31, 2014, short-term borrowings of $ 353,549,434 and long-term borrowings of $ 10,532,710 were secured by property, plant and equipment with carrying amounts of $ 617,467,925, prepaid land use right of $ 33,466,942 and accounts receivable of $ 12,948,070.

In addition, $202,396,613 and $ 301,773,840 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company's chief executive officer, and his family as of December 31, 2013 and 2014, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 6.63%, 5.46% and 5.75% in the years ended December 31, 2012, 2013 and 2014, respectively. The borrowings are repayable within one year. There are financial covenants associated with Renesola Zhejiang's and Renesola Jiangsu's short-term borrowings of $153,889,229.75 and $12,893,680.00, related to certain operational metrics and financial ratios.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.92%, 6.82% and 6.91% in the year ended December 31, 2012, 2013 and 2014, respectively. There are financial covenants associated with Sichuan ReneSola's long-term borrowings of $18,889,241.20, related to certain operational metrics and financial ratios.

As of December 31, 2014, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2015	$29,803,934
2016	1,262,584
2017	34,014,005
2018 and after	8,175,238
$73,255,761

c) Interest expense

Interest expense incurred for the years ended December 31, 2012, 2013 and 2014 was $54,846,828, $53,333,912, and $49,261,829 respectively, of which $4,218,121, $1,225,421 and $ 246,027 has been capitalized in the carrying value of property, plant and equipment.